IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 1,123,359	$ 1,053,243
Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	344,912	290,896
Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	156,808	189,101
Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	237,998	206,195
Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	51,922	53,730
Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	74,804	64,247
Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	33,049	29,577
Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	74,069	73,414
Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	28,513	26,354
Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	8,485	15,670
Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	26,388	28,076
Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	86,411	75,983
Drawn [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	873,084	772,235
Drawn [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	281,087	233,450
Drawn [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	95,433	112,185
Drawn [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	219,809	186,542
Drawn [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	33,141	32,515
Drawn [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	61,766	49,639
Drawn [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	27,858	23,890
Drawn [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	56,649	52,437
Drawn [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	20,117	18,037
Drawn [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,364	3,823
Drawn [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	11,224	8,781
Drawn [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	62,636	50,936
Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	168,534	188,609
Undrawn commitments [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	63,812	57,446
Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	18,690	34,216
Undrawn commitments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,551	1,869
Undrawn commitments [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,059	17,522
Undrawn commitments [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	11,843	12,911
Undrawn commitments [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,621	4,890
Undrawn commitments [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	13,552	17,113
Undrawn commitments [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,618	7,206
Undrawn commitments [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,889	4,440
Undrawn commitments [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	8,767	12,885
Undrawn commitments [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	18,132	18,111
Over the counter derivatives [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	25,243	27,202
Over the counter derivatives [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	13
Over the counter derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,201	8,036
Over the counter derivatives [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,575	434
Over the counter derivatives [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,915	2,050
Over the counter derivatives [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	971	1,238
Over the counter derivatives [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	441	549
Over the counter derivatives [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,172	3,169
Over the counter derivatives [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	611	775
Over the counter derivatives [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	788	1,341
Over the counter derivatives [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,547	4,323
Over the counter derivatives [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,009	5,287
Other off balance sheet items [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	34,451	37,713
Other off balance sheet items [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,307	16,467
Other off balance sheet items [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	8,193	8,063
Other off balance sheet items [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	807	1,643
Other off balance sheet items [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	224	459
Other off balance sheet items [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	129	248
Other off balance sheet items [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	696	695
Other off balance sheet items [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	167	336
Other off balance sheet items [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,444	6,066
Other off balance sheet items [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,850	2,087
Other off balance sheet items [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,634	1,649
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,047	27,484
Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,177	18,197
Repo style transactions [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 5,870	$ 9,287